BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 19,692,638	$ 8,551,558
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	14,774,220	3,734,949
Obligations granted by foreign banks | No more than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	8,825,089	1,919,781
Obligations granted by foreign banks | More than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 5,949,131	$ 1,815,168